August 25, 2010

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price Institutional Income Funds, Inc. ("Registrant")
 T. Rowe Price Institutional Floating Rate Fund-F Class
File Nos.: 333-84634/811-21055

Dear Mr. O`Connell:

We are hereby filing Post-Effective Amendment No. 16 to the Registrant`s Registration Statement of the T. Rowe Price Institutional Income Funds, Inc. under Rule 485(b) of the Securities Act of 1933 with respect to adding a new class called the T. Rowe Price Institutional Floating Rate Fund-F Class (the "Class").

We have made nonmaterial changes to the Class`s prospectus and Statement of Additional Information ("SAI"). This filing also reflects changes made as a result of your oral comments to Tawanda Cottman and Fran Pollack-Matz on August 12, 2010, and our responses to those comments on August 17, 2010. The revisions to the prospectus and the SAI are blacklined. The Class`s ticker symbol is not yet available, therefore, it will be added to the front cover of the Class`s prospectus in the forthcoming 497 filing.

The filing is scheduled to go effective on August 27, 2010.

If you have any questions about this filing, please give me a call at 410-3456646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole